INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2021
INVENTORIES
Schedule of inventories

	As of December 31,
	2021	2020
Mobile handsets and others	2,539	4,107
Inventories for construction projects	899	1,894
Subtotal	3,438	6,001
Allowance for obsolescence of inventories	(323)	(383)
Total inventories	3,115	5,618

Movements in the allowance for obsolescence of inventories are as follows:

	Years ended December 31,
	2021	2020
At the beginning of the year	(383)	(478)
Additions	(47)	(26)
Decreases (includes RECPAM)	107	121
At the end of the year	(323)	(383)